Consolidated Statement of Changes in Stockholders’ (Deficit) Equity - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 316	$ 24,684	$ (1,430)	$ 23,570
Balance (in Shares) at Dec. 31, 2021		3,162,500
Proceeds Allocated to Public Warrants			3,755,675		3,755,675
Proceeds from Private Warrants			5,405,000		5,405,000
Value of transaction costs allocated to the fair value of equity instruments			(234,654)		(234,654)
Class A common stock issued to Representative	$ 12		776,803		776,815
Class A common stock issued to Representative (in Shares)	123,500
Class A Common Stock Redeemable Remeasurement Adjustment at Initial Public Offering			(9,727,508)	(3,214,594)	(12,942,102)
Class A Common Stock Redeemable Remeasurement Adjustment				(1,272,983)	(1,272,983)
Forfeiture of Class B Common Stock		$ (8)		8
Forfeiture of Class B Common Stock (in Shares)		(75,000)
Net income (loss)				593,905	593,905
Balance at Dec. 31, 2022	$ 12	$ 308		(3,895,094)	(3,894,774)
Balance (in Shares) at Dec. 31, 2022	123,500	3,087,500
Class A common stock issued to Representative					$ 776,815
Class A common stock issued to Representative (in Shares)					123,500
Class A Common Stock Redeemable Remeasurement Adjustment				(3,972,489)	$ (3,972,489)
Excise tax on redemption of Class A Common Stock				(890,385)	(890,385)
Net income (loss)				(19,775,602)	(19,775,602)
Balance at Dec. 31, 2023	$ 12	$ 308		$ (28,533,570)	$ (28,533,250)
Balance (in Shares) at Dec. 31, 2023	123,500	3,087,500